Other long-term assets	12 Months Ended
Dec. 31, 2018
Other Long Term Assets [Abstract]
Other long term assets [Text Block]
13. Other long-term assets

The components of other long-term assets are as follows:

	As of
	December 31,
(in thousands of U.S. dollars)	2018	2017
Refundable value added tax on import	$—	$7,433
Other long-term assets	940	930
Total other long-term assets	$940	$8,363

The remaining refundable value added tax on import is reflected as a current asset. Refer to note 10.